INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2021
Equity Method Investments and Joint Ventures [Abstract]
Equity Method Investments
The following table presents the ownership interests and carrying values of our investments:

			Carrying Value
	Investment	Ownership Percentage	December 31, 2021	December 31, 2020
Long Ridge Terminal LLC (1)	Equity method	50%	$—	$122,539
FYX Trust Holdco LLC	Equity	14%	1,255	1,255
GM-FTAI Holdco LLC	Equity method	See below	52,295	—
Clean Planet Energy USA LLC	Equity method	50%	858	—
			$54,408	$123,794

(1)The carrying value of $17.5 million as of December 31, 2021, is included in Other Liabilities in the Combined Consolidated Balance Sheets

The following table presents our proportionate share of equity in (losses) earnings:

	Year Ended December 31,
	2021	2020	2019
JGP Energy Partners LLC	$—	$—	$(292)
Intermodal Finance I, Ltd.	470	115	(62)
Long Ridge Terminal LLC	(13,597)	(3,222)	(192)
GM-FTAI Holdco LLC	(205)	—	—
Clean Planet Energy USA LLC	(167)	—	—
Total	$(13,499)	$(3,107)	$(546)

Equity Method Investments Financial Information
The tables below present summarized financial information for Long Ridge Terminal LLC:

	December 31,
Balance Sheet	2021	2020
Assets
Current assets
Cash and cash equivalents	$2,932	$3,057
Restricted cash	32,469	26,920
Accounts receivable, net	17,896	5,711
Other current assets	8,857	787
Total current assets	62,154	36,475
Property, plant, and equipment, net	764,607	612,234
Intangible assets, net	4,940	5,320
Goodwill	89,390	89,390
Other assets	5,584	8,597
Total assets	$926,675	$752,016

Liabilities
Current liabilities
Accounts payable and accrued liabilities	$16,121	$25,173
Other current liabilities	47,626	253
Total current liabilities	63,747	25,426
Debt, net	604,261	445,733
Other liabilities	293,653	36,262
Total liabilities	961,661	507,421

Equity
Total equity	(34,986)	244,595
Total liabilities and equity	$926,675	$752,016

	Year Ended December 31,
Statement of Operations	2021	2020
Revenue	$85,638	$24,917
Total revenue	85,638	24,917
Expenses
Operating expenses	28,310	16,339
Depreciation and amortization	24,836	11,004
Interest expense	11,005	2,037
Total expenses	64,151	29,380
Other expense	(44,302)	(1,967)
Loss before income taxes	(22,815)	(6,430)
Provision for income taxes	—	—
Net Loss	$(22,815)	$(6,430)